Merger With Vaporin, Inc. (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Schedule of Business Consideration

The fair value was based on a preliminary valuation.

Purchase Consideration
Value of consideration paid:	$17,735,084

Tangible assets acquired and liabilities assumed at fair value
Cash	$136,468
Due from merchant credit card processor	201,141
Accounts receivable	81,256
Inventories	981,558
Property and Equipment	206,668
Other Assets	28,021
Notes payable, net of debt discount of $54,623	(512,377)
Notes payable – related party	(1,000,000)
Accounts Payable and accrued expenses	(775,753)
Derivative Liabilities	(49,638)
Excess liabilities over assets assumed	$(706,685)

Consideration:
Value of common stock issued	17,028,399
Excess liabilities over assets assumed	706,685
Total purchase price	$17,735,084

Identifiable intangible assets
Trade names and technology	1,500,000
Customer relationships	488,274
Assembled workforce	92,326
Total Identifiable Intangible Assets	2,080,600
Goodwill	15,654,484
Total allocation to identifiable intangible assets and goodwill	$17,735,084

Schedule of Pro Forma Consolidated Results of Operations

The following presents the unaudited pro-forma combined results of operations of the Company with Vaporin as if the acquisition occurred on January 1, 2014.

	For the three months Ended
	March 31,
	2015	2014

Revenues	$2,584,884	$4,975,337
Net Loss	$(5,378,927)	$(2,590,724)
Net Loss per share	$(0.86)	$(0.42)
Weighted Average number of shares outstanding	6,252,037	6,153,204

The following table presents the unaudited pro-forma financial results, as if the acquisition of Vaporin had been completed as of January 1, 2013 and 2014:

	For the Years Ended December 31,
	2014	2013
Revenues	$20,253,052	$28,259,309
Net (loss) income	$(19,595,702)	$415,316
Loss per share - basic and diluted	$(2.95)	$0.05

Vaporin Inc [Member]
Schedule of Pro Forma Consolidated Results of Operations

The following table summarizes the unaudited pro forma consolidated results of operations as though the Company and Vape Store acquisition had occurred on January 1, 2014:

	For the twelve months Ended
	December 31, 2014
	As Reported	Pro Forma

Net Revenues	$3,281,838	$5,056,029
Loss from operations	(5,958,350)	(5,348,336)
Net Loss	(6,201,099)	(5,534,088)
Loss per common share:
Basic	$(1.74)	$(1.56)
Diluted	$(1.74)	$(1.56)

Schedule of Assets and Liabilities Assumed

The net purchase price paid by the Company was allocated to assets acquired and liabilities assumed on the records of the Company as follows:

Current assets (including cash of $2,000)	$341,021
Other Assets	6,597
Property and equipment	100,401
Goodwill	3,732,268
Liabilities assumed	(37,433)
Net purchase price	$4,142,854